Expenses by nature - Schedule of income statement items by nature of cost (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Consulting and other purchased services	€ 141,631	€ 169,158	€ 65,212
Cost of services and change in inventory	190,086	105,648	10,778
Employee benefit expense other than share-based compensation	56,393	85,334	58,264
Share-based compensation expense	(5,215)	14,678	6,328
Raw materials and consumables used	12,723	14,676	12,434
Depreciation and amortization and impairment	44,285	14,281	9,939
Building and energy costs	14,696	10,960	8,140
Supply, office and IT costs	11,739	7,409	3,333
License fees and royalties	6,830	4,865	4,384
Advertising costs	7,343	2,176	2,496
Warehousing and distribution costs	1,898	1,419	1,898
Travel and transportation costs	2,208	538	529
Other expenses	2,329	1,309	822
OPERATING EXPENSES	€ 486,945	€ 432,452	€ 184,558